Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Apr. 25, 2017
Document Effective Date	Apr. 25, 2017
Prospectus Date	Jan. 31, 2017
PureFunds® ISE Cyber Security™ ETF | PureFunds ISE Cyber Security ETF
Prospectus:
Trading Symbol	HACK